Finance Costs - Summary of Finance Costs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Analysis of Finance Costs [abstract]
Bank loans	$ 158,720		$ 171,840	$ 170,476
Lease liabilities	13,442		14,349
Lease obligations payable				482
Less: Amounts capitalized in qualifying assets	(9,762)		(15,114)	(18,542)
Interest expense	162,400		171,075	152,416
Finance expense	9,082		9,187	37,832
Finance costs	$ 171,482	$ 6,107	$ 180,262	$ 190,248